Registration No. 333-60730
                                                      Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 25                                   [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

         Amendment No. 193                                                 [X]

                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------

                                  WILLIAM EVERS
                           VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ]    On (date) pursuant to paragraph (b) of Rule 485.

  [X]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 25 ("PEA") to the Form N-4 Registration Statement No. 333-60730 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed solely for the purpose of including in this Registration Statement the supplements to the prospectus relating to the new Guaranteed withdrawal benefit for life ("GWBL") feature. The PEA does not amend or delete the currently effective Accumulator(R) Elite(SM) Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2007 TO THE MAY 29, 2007 PROSPECTUS FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, dated May 29, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this Supplement is to describe our new Guaranteed withdrawal benefit for life rider ("GWBL"). Subject to approval in your state, this new GWBL replaces the rider of the same name in your current Prospectus. Please speak with your financial professional regarding the availability of the new GWBL in your state. Unless otherwise indicated, all other references to the GWBL in your Prospectus remain unchanged.

                       ---------------------------------

In "Contract features and benefits," the following replaces the corresponding sections (and subsections) in your Prospectus:

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" in your Prospectus. For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, your investment options will be limited to the guaranteed interest option, the account for special money market dollar cost averaging and the permitted variable investment options. For Accumulator(R) and Accumulator(R) Elite(SM) contracts, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" in your Prospectus.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.

Joint life QP and TSA contracts are not permitted. For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts, this benefit is not available under an Inherited IRA contract. If you are using this contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and Annuitant requirements" in your Prospectus.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Supplement for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed in your Prospectus.


Accum 07/NewBiz                                                           x01803

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" in your Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o  Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "6% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this Supplement.

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:

---------------------------------------
Age            Applicable percentage
---------------------------------------
45-59          4.0%
60-75          5.0%
76-85          6.0%
86 and older   7.0%
---------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" in your Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

     o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" in your Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" in your Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Supplement.


6% DEFERRAL BONUS

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 6% of your total contributions. This 6% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 6% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 6% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 6% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 6% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 6% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 6% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 6% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 6% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 6% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 6% deferral bonus will still apply.

Maturity date. The last deferral bonus will be applicable on the contract date anniversary that follows the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" in your Prospectus.)


200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 6% deferral bonuses following this one-time increase.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. (See the "State contract availability and/or variations of certain features and benefits" Appendix in your Prospectus to see if these guaranteed benefits are available in your state.)

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

     o Your GWBL Enhanced death benefit base increases by any subsequent contribution;

     o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

     o Your GWBL Enhanced death benefit base increases by any 6% deferral bonus, as described above in this section;

     o Your GWBL Enhanced death benefit base increases by the one-time 200% Initial GWBL Benefit base guarantee, if applicable;

     o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit " later in this Supplement.

The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" in your Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life benefit and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in your Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Supplement.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" in your Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" in your Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," in your Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ('`RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

                       ---------------------------------

In "Accessing your money," the following subsections are replaced under "Withdrawing your account value" in your Prospectus:

AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 6% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 6% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Supplement, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

In "Accessing your money," the following replaces the corresponding section in your Prospectus:
HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" in your Prospectus.

Your GWBL Standard death benefit base is reduced on a pro rata basis. The GWBL Enhanced death benefit base is reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Enhanced death benefit base will be reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" in your Prospectus.

The description of the charges associated with the GWBL in the "Fee Table" of your Prospectus is deleted in its entirety. In "Charges and expenses," the following replaces the corresponding sections in your Prospectus:


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.65%. If you elect the Joint Life option, the charge is equal to 0.80%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See the "State contract availability and/or variations of certain features and benefits" Appendix in your Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) For Accumulator(R) and Accumulator(R) Elite(SM) contracts, if those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, if those amounts are insufficient, we will deduct all or a portion of the charge from the account for special money market dollar cost averaging.

If the contract is surrendered, annuitized, or a death benefit is paid on the date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


GWBL BENEFIT BASE ANNUAL RATCHET CHARGE

If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.80%. The maximum charge for the Joint Life option is 0.95%. The increased charge, if any will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

For Joint Life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single Life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.



        Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM),
   Accumulator(R) Select(SM) and Accumulator(R) Elite(SM) are servicemarks of
          AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

       (c)2007 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with your Prospectus (including the New York Appendix, which outlines the other New York contract variations) and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to describe the Guaranteed withdrawal benefit for life rider ("GWBL"), as applicable in New York. If you do not elect the Guaranteed withdrawal benefit for life, this supplement does NOT apply to you.

Electing the GWBL may alter certain features of the contract, as it is described in your Prospectus. In general, if you elect the GWBL and the owner of the contract is a natural person, the owner is the measuring life for determining contract benefits. Therefore, references in your Prospectus to the annuitant's age should generally be read as references to the owner's age. The annuitant is the measuring life for determining the contract's maturity date. Contributions are based on the age of the older of the original owner and annuitant, and both the owner and annuitant must meet the issue age requirements. If the owner of the contract is not a natural person, the annuitant is the measuring life for determining contract benefits.

The following features, benefits and/or contract types (if otherwise available) are not available if you elect GWBL: GPB Options 1 and 2; spousal protection; successor owner/annuitant; General dollar cost averaging; 12 month dollar cost averaging (applicable to Accumulator(R) Select(SM) only); loans under TSA contracts; systematic withdrawals; substantially equal withdrawals; the Guaranteed minimum income benefit; and the Inherited IRA contract. Accordingly, none of the references to these features, benefits and/or contracts in your Prospectus is applicable. See also the "State contract availability and/or variations of certain features and benefits" Appendix in your Prospectus for a list of other features and/or benefits that are not available in New York, regardless of whether you elect GWBL.

In addition, if you elect GWBL, any applicable death benefit will be payable upon the death of the owner, as described later in this supplement, under "Your beneficiary and payment of death benefit if GWBL is elected".

                              ------------------
1. The following is added on the front cover of your Prospectus:

If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (applicable to Accumulator(R) and Accumulator(R) Elite(SM) contracts only) and certain permitted variable investment option(s). The permitted variable investment options are described later in this supplement.

2. In "Who is AXA Equitable?" the following replaces paragraph (7) in your Prospectus, and adds paragraphs (20) and (21) under "We require that the following types of communications be on specific forms we provide for that purpose:"

(7) requests for withdrawals or surrenders from Rollover TSA contracts and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(20) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base; and

(21) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL").

3. In "Accumulator(R) at a glance -- key features," the following section is added to your Prospectus:

-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal   The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals
benefit for life        of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 59-1/2 or later.

                        Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
-----------------------------------------------------------------------------------------------------------------------------------


GWBL/Accum 04/NY                                                        x01830

4. In "Accumulator(R) at a glance -- key features," the following section replaces the corresponding section in your Prospectus:

----------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Several withdrawal options on a periodic basis

                       o Contract surrender

                       o Maximum payment plan (only under contracts with GWBL)

                       o Customized payment plan (only under contracts with GWBL)

                       You may incur a withdrawal charge for certain withdrawals
                       or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
-----------------------------------------------------------------------------------------------------------------------------------

5. In "Fee table," the following section is added to your Prospectus:



-----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ONE OF THE FOLLOWING OPTIONAL BENEFITS
-----------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE                                      0.65%
(calculated as a percentage of the GWBL benefit base. Deducted annually(1) on each contract date anniversary).

If your GWBL benefit base ratchets, we reserve the right to increase your charge up to:
                                                                                           0.80%
Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and
"Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both in this supplement.
-----------------------------------------------------------------------------------------------------------

(1) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See the "Contract variations" Appendix in your Prospectus for more information.

6. In "Contract features and benefits," the following is added to the footnote designated "+" in your Prospectus:

For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

7. In "Contract features and benefits" under "Owner and annuitant requirements," the following information is added and/or replaces the corresponding information:

If the Spousal continuation feature is available under your contract, for Single life contracts, the surviving spouse must be the sole primary beneficiary for it to apply.

For NQ contracts (with a single owner, Joint life, or a non-natural owner) purchased through an exchange that is not taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.

For Accumulator(R) or Accumulator(R) Elite(SM), if you are purchasing this contract to fund a charitable remainder trust and elect the GWBL, or the Annual Ratchet to age 85 enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) or Accumulator(R) Elite(SM) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) or Accumulator(R) Elite(SM) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL.

Certain benefits under your contract, as described in your Prospectus, are based on the age of the owner if GWBL is elected. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, and contracts in which GWBL is not elected, all benefits are based on the age of the annuitant. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner.

8. In "Contract features and benefits," the following information is added under "What are your investment options under the contract?":

If you elect the Guaranteed withdrawal benefit for life, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only) and the following variable investment options: the AXA Allocation portfolios and the EQ/Franklin Templeton Founding Strategy portfolio ("permitted variable investment options").

9. In "Contract features and benefits," the following sentence replaces the first sentence of the second paragraph of "Special dollar cost averaging program" for Accumulator(R) and Accumulator(R) Elite(SM) Prospectuses only:

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life.

10. In "Contract features and benefits," the following is added under each of "Fixed dollar option" and "Interest sweep option":

Only the permitted withdrawal options are available if you elect the Guaranteed withdrawal benefit for life.

11. In "Contract features and benefits," the following is added following the last bullet point in the "Credits" section of your Accumulator(R) Plus(SM)
Prospectus:

o If the owner dies during the one-year period following our receipt of a contribution to which a credit was applied in a contract in which GWBL has been elected, we will recover the amount of such Credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

12. In "Contract features and benefits," the following section is added:


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 55. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" in your Prospectus. For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, your investment options will be limited to the guaranteed interest option and the permitted variable investment options. For Accumulator(R) and Accumulator(R) Elite(SM) contracts, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" in your Prospectus.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the later of age 59-1/2 or when the first withdrawal is made from the contract. If the successor owner is dropped before the later of age 59-1/2 or when the first withdrawal is made from the contract, the Applicable percentage will be based on the owner's life on a Single life basis. After the later of age 59-1/2 or when the first withdrawal is made, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the later of age 59-1/2 or when the first withdrawal is made, the Applicable percentage will continue to be based on the Joint life tier described later in this supplement. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the later of age 59-1/2 or when the first withdrawal is made.
After the later of age 59-1/2 or when the first withdrawal is made, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the later of age 59-1/2 or when withdrawals begin, the Applicable percentage will continue to be based on the Joint life tier described later in this supplement.

Joint life QP and TSA contracts are not permitted. This benefit is not available under an Inherited IRA contract. If you are using this contract to fund a charitable remainder trust (in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and Annuitant requirements" earlier in this supplement.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Supplement for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals prior to age 59-1/2 or in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use if for withdrawals to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this supplement.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this supplement, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL benefit base increases by any subsequent contributions.

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "6% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this Supplement.

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, including any withdrawal made prior to age 59-1/2 ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal made at or after age 59-1/2. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner, at the time of the first withdrawal made at or after age 59-1/2. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


-------------------------------------------------------------------------------
 AGE               APPLICABLE PERCENTAGE*
-------------------------------------------------------------------------------
                  SINGLE LIFE    JOINT LIFE
-------------------------------------------------------------------------------
59-1/2-75           5.0%           4.5%
76-85               6.0%           5.5%
86 and older        7.0%           6.5%
-------------------------------------------------------------------------------

* Prior to age 59-1/2, the Applicable percentage is 0%.


Under a Joint life contract, if the owner dies prior to taking the first withdrawal from the contract at or after age 59-1/2, the successor owner may notify us to change the status of the contract to a Single life contract, and the Applicable percentage will be based on the successor owner's life on a Single life basis. If the owner dies after taking the first withdrawal from the contract at or after age 59-1/2, the Applicable percentage will continue to be on a Joint life basis.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" in your Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw any amount before age 59-1/2 or more than your Guaranteed annual withdrawal amount in any contract year. For any withdrawal made prior to age 59-1/2 and any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

     o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL" later in this Supplement.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" in your Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" in your Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Supplement.

6% DEFERRAL BONUS

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 6% of your total contributions. This 6% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 6% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 6% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 6% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 6% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 6% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 6% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 6% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 6% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 6% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 6% deferral bonus will still apply.

Maturity date. The last deferral bonus will be applicable on the contract date anniversary that follows the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" in your Prospectus.)


200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 6% deferral bonuses following this one-time increase.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the Standard death benefit, which is available at no additional charge for owner issue ages 55-85, and (ii) the Annual Ratchet to Age 85 enhanced death benefit, which is available for an additional charge for owner issue ages 55-75. See "Your Guaranteed minimum death benefit" in your Prospectus for more information.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your contract.

o No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life benefit and the Annual Ratchet to age 85 enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount, including any withdrawal made before age 59-1/2, may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in your Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Supplement.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" in your Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" in your Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," in your Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.

13. In "Contract features and benefits," the ninth bullet point under "Inherited IRA beneficiary continuation contract" in your Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) Prospectus is replaced with the following:

o The Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, successor owner/annuitant feature, special dollar cost averaging program (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), automatic investment program, GPB Options 1 and 2 and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


14. In "Determining your contract's value," the last paragraph under "Your contract's value in the variable investment options" is replaced with the following paragraph:

In addition, if applicable, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Guaranteed withdrawal benefit for life, and/or GPB Option 2 benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the Statement of Additional Information ("SAI").

15. In "Determining your contract's value," the following section is inserted at the end of "Insufficient account value":


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" in your Prospectus.

16. In "Accessing your money," the second paragraph under "Withdrawing your account value" is replaced with the following paragraph:

Please see "Insufficient account value" in "Determining your contract value" in your Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in your Prospectus, and "How withdrawals affect your GWBL" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

17. In "Accessing your money," the following sections are added under "Withdrawing your account value":


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 6% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 6% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Supplement, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

18. In "Accessing your money," the following sentence is added to the end of "Partial withdrawals":

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

19. In "Accessing your money," the following is added to the end of the section "Lifetime required minimum distribution withdrawals":

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" in your Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.

20. In "Accessing your money," the following section is added:


HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. As the Guaranteed withdrawal amount before age 59-1/2 is zero, any withdrawal you make before that age will exceed the Guaranteed withdrawal amount, and will be considered an Excess withdrawal. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" in this supplement.

For purposes of calculating your GWBL, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" in your Prospectus.

21. In "Accessing your money," the following paragraph is added to the end of the section "Withdrawals treated as surrenders":

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" in your Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," in your Prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

22. In "Accessing your money," the following paragraph is added as the second paragraph under "Surrendering your contract value to receive its cash value":

You may surrender your contract to receive its cash value at any time while an owner is living and before you begin to receive annuity payments. All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" under "Contract features and benefits--Guaranteed withdrawal benefit for life ("GWBL")" earlier in this supplement. For more information, please also see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" in your Prospectus.

23. In "Accessing your money," the third paragraph under "Your annuity payout options" is replaced with the following paragraph:

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" in your Prospectus for further information.

24. In "Accessing your money," the following information is added under "Annuity maturity date":

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life" in your Prospectus, these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the Annual Ratchet to age 85 enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

25. In "Charges and expenses," the fourth bullet in the second paragraph under "Charges that AXA Equitable deducts" is replaced with the following:

o On each contract date anniversary, a charge for each optional benefit that you elect: the Annual Ratchet to Age 85 enhanced death benefit and/or the Guaranteed withdrawal benefit for life.

26. In "Charges and expenses," the following paragraph is added under "Certain withdrawals":

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

27. In "Charges and expenses," the following sections are added under "Charges that AXA Equitable deducts":


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE CHARGE

If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life or Joint Life options, the charge is equal to 0.65%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. For Accumulator(R) and Accumulator(R) Elite(SM) contracts only, if those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging.

If the contract is surrendered, annuitized, or a death benefit is paid on the date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


GWBL BENEFIT BASE ANNUAL RATCHET CHARGE

If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge is 0.80%. The increased charge, if any will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.

28. In "Payment of death benefit," the section of your Prospectus entitled "Your beneficiary and payment of death benefit" is retitled "Your beneficiary and payment of death benefit if GWBL is not elected" and the following section is added:


YOUR BENEFICIARY AND PAYMENT OF DEATH BENEFIT IF GWBL IS ELECTED

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under Joint life contracts, the surviving spouse is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) as of the date we receive satisfactory proof of the owner's (or the second to die of the owner and successor owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or the second to die of the owner and successor owner's, if applicable) death adjusted for any subsequent withdrawals.

--------------------------------------------------------------------------------
Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.
--------------------------------------------------------------------------------
Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period and (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law.

In general, if the annuitant dies, the owner (or successor owner, if applicable and the owner is also deceased) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For individually owned Joint life contracts, the successor owner becomes the sole owner upon the death of the owner. If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

Upon the death of the owner, for single owner contracts or, in the case of Joint life contracts, upon the death of the second of the owner or successor owner to die, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT LIFE CONTRACT CONTINUATION

This section applies only with regard to Joint life contracts in which the successor owner has joint ownership rights and the owner and successor owner have divorced, but the successor owner has been neither dropped nor replaced or the contract has not been split, as described in the contract. Upon the death of either the owner or the successor owner, the survivor becomes the surviving owner.

The cash value of the contract must be paid to the surviving owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's or successor owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the surviving owner dies within five years of the owner or successor owner (as applicable), and the contract has continued in force, the guaranteed minimum death benefit will be paid to the beneficiary.

If the successor owner did not have joint ownership rights as discussed in this supplement, then in the case of the death of the successor owner where the contract was not split after a divorce, the contract continues as is with the sole owner. However, if the owner dies first, then the cash value must be distributed to the successor owner as described above.


SPOUSAL CONTINUATION

If you are the contract owner under a Single life contract and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries who are not also the Joint life must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. If you own a Joint life contract and your spouse survives you, the contract will automatically continue upon your death.

For Single life contracts, the spouse beneficiary may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal your Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o Withdrawal charges will no longer apply to contributions made before your death. No additional contributions will be permitted.

o The Guaranteed minimum death benefit will continue, as follows:

o if you elected the Standard death benefit it will continue

o if you elected the Annual Ratchet to age 85 enhanced death benefit, and your spouse is age 75 or younger as of the date of your death and you were 84 or younger at death, the death benefit and charge will continue based on your spouse's age. If you were age 85 or older at death, we will reinstate the Annual Ratchet to age 85 enhanced death benefit. The benefit base which had previously been frozen at age 85 will now continue to grow until the contract date anniversary following the date your surviving spouse reaches age 85. If your spouse is 76 or older as of the date of your death, we will discontinue the death benefit and charge; however, we will freeze the benefit base as of the date of your death (reduced pro rata for any subsequent withdrawals), and pay it upon your spouse's death.

o The Guaranteed withdrawal benefit for life and its charge will terminate.

For Joint life contracts:

o No death benefit is payable until the death of the surviving spouse. Your guaranteed minimum death benefit (and charge, if applicable) continues.

o if you elected the Annual Ratchet to age 85 enhanced death benefit, the benefit base will continue to ratchet until the contract date anniversary following the surviving spouse's age 85.

o Withdrawal charges will continue to apply to all contributions made both prior and subsequent to the deceased spouse's death. The right to make additional contributions under the contract is not affected by your death.

o The Guaranteed withdrawal benefit for life and its charge will remain in effect.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

For NQ contracts, if there is a change in owner, the Spousal continuation option will be terminated. However, if ownership is changed from a non-natural Owner to an individual, the Guaranteed withdrawal benefit for life will not terminate and the benefit will continue to be determined by the Annuitant. If you divorce, Spousal continuation does not apply.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

29. In "Payment of death benefit," the following is added to end of the second paragraph under "Beneficiary continuation option":

For Joint life contracts with GWBL, BCO is only available after the death of the second owner.

30. In "Payment of death benefit," the following is added after the first bullet point in the section entitled "Beneficiary continuation option for NQ Contracts only":

o The beneficiary automatically replaces the existing annuitant.

31. In "Tax information," the first paragraph of the section of your Prospectus entitled "Buying a contract to fund a retirement arrangement" is replaced with the following paragraph:

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code
Section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R), Accumulator(R) Elite(SM)'s Accumulator(R) Select(SM)'s or Accumulator(R) Plus(SM)'s choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

32. In "Tax information," the following section is added under "Taxation of nonqualified annuities":


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawal amounts and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

33. In "Tax information," the following information is added to the beginning of the first paragraph under "Taxation of nonqualified annuities -- Annuity payments":

Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" in your Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes.

34. In "Tax information," the following section is added under "Individual retirement arrangements (IRAs)":


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, no amounts are required to be paid until after your surviving spouse's death.

35. In "Tax information," the following information replaces the information under "Tax-sheltered annuity contracts (TSAs) -- General -- Please Note":

Please Note: Final regulations affecting 403(b) contracts and plans were issued in July 2007 with a general effective date of January 1, 2009. In general, these rules require all 403(b) contracts to be part of an employer plan and all transactions (contributions, distributions and loans) subject to the approval of the employer or its delegate.

36. In "Tax information," the following language is added at the beginning of the section "Annuity Payments -- Tax-sheltered annuity contracts (TSAs)":

Guaranteed annual withdrawal amounts that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" in your Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes.

37. In "More information," the following information is added under "Automatic investment program -- for NQ, Flexible Premium IRA and Flexible Premium Roth IRA contracts only":

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken.

38. In "More information," the following paragraph replaces the second paragraph under "Transfers of ownership, collateral assignments, loans and borrowing":

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, and/or Guaranteed principal benefit option 2 ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. If you are an existing contract owner, this restriction may not apply to you. See the "Contract variations" Appendix for more information. However, the Benefit (other than the Guaranteed withdrawal benefit for life) will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. The Guaranteed withdrawal benefit for life will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Guaranteed withdrawal benefit for life will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Guaranteed withdrawal benefit for life will continue to be based on your life. If you were not the annuitant under the individually-owned contract in which the Guaranteed withdrawal benefit for life is elected, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

























Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R) Select(SM) and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable.
                         Co-distributed by affiliates
AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New
                                York, NY 10104.

      (c)2007 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                               OTHER INFORMATION
                               -----------------


This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under the Part C Items as provided in Post-Effective Amendment No. 24 to the Registration Statement.

Item 24. Financial Statements and Exhibits.

(b) Exhibits.

        4. (a)(c)(l)  Form of Guaranteed Withdrawal Benefit ("GWBL") Rider (No.
                      2007 GWB (rev0208)) incorporated herein by reference to
                      Exhibit 4(a)(b)(g) to the Registration Statement (File No. 333-05593) filed October 15, 2007.

        10. (l)       Powers of Attorney

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of October, 2007.

                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)

                                        By: /s/ William Evers
                                           ---------------------
                                           William Evers
                                           Vice President and Counsel
                                           AXA Equitable Life Insurance Company

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of October, 2007.

                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (Depositor)

                                        By: /s/ William Evers
                                           ---------------------------------
                                           William Evers
                                           Vice President and Counsel
                                           AXA Equitable Life Insurance Company

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller

*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Lorie A. Slutsky
Christopher M. Condron      Mary R. (Nina) Henderson      Ezra Suleiman
Henri de Castries           James F. Higgins              Peter J. Tobin
Denis Duverne               Scott D. Miller
Charlynn Goins              Joseph H. Moglia

*By: /s/ William Evers
     ------------------------
         William Evers
         Attorney-in-Fact

October 15, 2007

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

10.(l)             Powers of Attorney                                 EX-99.101